UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C.  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
				[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		J. Bush & Co., Incorporated
		55 Whitney Avenue
		New Haven, CT  06510

13F File Number:	  28-3034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Mary Milman
Title:		Financial Operations Principal
Phone:		203-777-5900

Signature, Place, and Date of Signing

	Mary Milman	New Haven, CT		November 20, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13 COMBINATION REPORT.

List of Other managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0


Form 13F Information Table Value Total:		$203,202,000

List of Other Included managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L. GROUP          COM              026874107    12866   164942 SH       SOLE                   153442             11500
AMGEN INC.                     COM              031162100      434     7390 SH       SOLE                     7390
AOL TIME WARNER                COM              00184A105     6957   210192 SH       SOLE                   185892             24300
APOLLO GROUP                   COM              037604105      353     8400 SH       SOLE                     8400
BEA SYSTEMS                    COM              073325102     2026   211295 SH       SOLE                   182795             28500
BED, BATH & BEYOND             COM              075896100     6047   237520 SH       SOLE                   213120             24400
BP AMOCO                       COM              055622104     1524    30994 SH       SOLE                    30994
BRISTOL MYERS SQUIBB CO.       COM              110122108      835    15028 SH       SOLE                    15028
CALPINE                        COM              131347106     1910    83725 SH       SOLE                    66825             16900
CARDINAL HEALTH INC. COM       COM              14149Y108      615     8316 SH       SOLE                     8316
CHASE MORGAN J.P.              COM              46625h100      267     7826 SH       SOLE                     7826
CHECKPOINT                     COM              M22465104     3163   143652 SH       SOLE                   126152             17500
CHEVRON TEXACO                 COM              166764100      435     5120 SH       SOLE                     5120
CIENA CORP.                    COM              171779101     1123   109095 SH       SOLE                    92095             17000
CISCO SYSTEMS INC              COM              17275R102      354    29075 SH       SOLE                    29075
CITIGROUP                      COM              172967101     8856   218658 SH       SOLE                   192558             26100
DOLLAR GENERAL CORP            COM              256669102      308    26292 SH       SOLE                    26292
ELI LILLY AND CO.              COM              532457108     7313    90615 SH       SOLE                    78915             11700
EMC CORP.                      COM              268648102      334    28425 SH       SOLE                    28425
ENRON CORP                     COM              293561106     4759   174767 SH       SOLE                   149567             25200
EXXON MOBIL CORP               COM              30231g102     1625    41248 SH       SOLE                    41248
GEMSTAR TV GUIDE               COM              36866W106     1355    68740 SH       SOLE                    52940             15800
GENERAL ELECTRIC               COM              369604103    25891   696002 SH       SOLE                   641202             54800
GLENAYRE TECHNOLOGIES INC.     COM              377899109       83   136600 SH       SOLE                   136600
HOME DEPOT INC.                COM              437076102      222     5787 SH       SOLE                     5787
IBM                            COM              459200101     7613    83005 SH       SOLE                    73705              9300
IMPATH INC.                    COM              45255G101     3175    92005 SH       SOLE                    81005             11000
INVITROGEN CORP                COM              46185r100     5831    88673 SH       SOLE                    80073              8600
JOHNSON & JOHNSON              COM              478160104      238     4300 SH       SOLE                     4300
LOWES COMPANIES                COM              548661107      259     8184 SH       SOLE                     8184
MACROVISION                    COM              555904101     1209    42560 SH       SOLE                    35060              7500
MBNA CORP                      COM              55262L100      300     9917 SH       SOLE                     9917
MEDTRONIC INC.                 COM              585055106     7528   173055 SH       SOLE                   153155             19900
MERCK & CO                     COM              589331107     8786   131928 SH       SOLE                   119628             12300
MERCURY INTERACTIVE            COM              589405109      747    39210 SH       SOLE                    32210              7000
MICROSOFT CORP                 COM              594918104     7517   146911 SH       SOLE                   133261             13650
MIRANT CORP.                   COM              604675108     5778   263825 SH       SOLE                   232425             31400
NETEGRITY INC.                 COM              64110P107      547    63815 SH       SOLE                    51815             12000
NEW YORK TIMES CL.A            COM              650111107      312     8000 SH       SOLE                     8000
OMNICOM GROUP INC.             COM              681919106      211     3250 SH       SOLE                     3250
ORACLE CORP                    COM              68389x105     4837   384517 SH       SOLE                   329517             55000
PFIZER INC.                    COM              717081103    12301   306750 SH       SOLE                   277250             29500
SIEBEL SYSTEMS                 COM              826170102     1628   125145 SH       SOLE                   112895             12250
SONICWALL INC.                 COM              835470105     1247   104930 SH       SOLE                    80930             24000
TCF FINANCIAL CORP             COM              872275102      339     7360 SH       SOLE                     7360
TYCO INTERNATIONAL LTD         COM              902124106     6891   151460 SH       SOLE                   131460             20000
VERISIGN                       COM              92343e102     1326    31655 SH       SOLE                    24755              6900
VERITAS SOFTWARE               COM              923436109     1254    68018 SH       SOLE                    57018             11000
VERIZON COMMUNICATIONS         COM              92343v104      306     5663 SH       SOLE                     5663
WAL-MART STORES                COM              931142103    11525   232832 SH       SOLE                   218582             14250
WALGREEN CO                    COM              931422109     5447   158205 SH       SOLE                   140705             17500
WATERS CORP                    COM              941848103     5192   145150 SH       SOLE                   129400             15750
WELLS FARGO CORPORATION        COM              949746101    10395   233867 SH       SOLE                   206867             27000
WHOLE FOOD MARKET INC          COM              966837106      305     9700 SH       SOLE                     9700
FLEET CAPITAL TRUST VII PREFER PFD              33889V207      500    20000 SH       SOLE                    20000